Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and the Company’s financial performance.
Tabular Disclosure of Compensation Actually Paid versus Performance
The following table discloses information on “compensation actually paid” (CAP) to our principal executive officer (PEO) and (on average) to our other NEOs during the specified years alongside total shareholder return (TSR) and net income metrics, as well as a Company-selected measure of Adjusted EPS. The Company selected this measure as the most important in linking compensation actually paid to our NEOs for 2023 to Company performance, as Adjusted EPS was the predominant metric used in evaluating company-wide performance under our Executive Bonus Plan (65%) and comprised 30% of PSU awards granted to our NEOs in 2023 for the performance period ending December 2025, as described in more detail in the “Compensation Discussion and Analysis” beginning on page 42.
The CAP amounts in the table below reflect a re-valuation of equity awards granted to our Principal Executive Officer(s) (PEOs) and other NEOs. SEC regulations instruct us to back out the grant date fair value of equity awards that is used in the Summary Compensation Table and replace it with values for unvested equity awards at each year end and change in fair value of shares that vested in the year. Accordingly, the CAP is an alternative way of calculating the value for executive equity awards that uses the stock price at year end for unvested grants and at vest dates for those that vest in the year, instead of the stock price at grant for only those awards newly granted in the year. For NEOs that have served for more than the current year, the CAP values are higher because they include values for all prior grants, not just the current year. The Summary Compensation Table already incorporates the value of the cash incentive paid for each year, so that performance-related compensation component is unchanged in the CAP amounts in the table.
For 2023, the CAP to our PEO and average CAP to our other NEOs is significantly higher than the amounts shown in the Summary Compensation Table, primarily due to the significant increase in the price of our common stock after the applicable equity award grant dates. Accordingly, the value of our equity awards at vest and the value of unvested awards was higher than the value at grant shown in the Summary Compensation Table. This stock price increase is aligned with increases in the Company’s Adjusted EPS results for 2023. In addition, the Company cumulative shareholder return in 2023 significantly outpaced the Dow Jones U.S. Travel & Leisure Index.
Our stock price increased by 162% from year end 2022 to year end 2023. For the full year 2023, the company reported Net Income of $1.7 billion or $6.31 per share compared to Net Loss of $(2.2) billion or $(8.45) per share in the prior year. In line with this improved financial performance and stock price increase, the 2023 CAP for our PEO and other NEOs represents a significant increase from 2022.
							Value of initial fixed $100 investment based on:
Fiscal Year	SCT Total Compensation for PEO(1)	Compensation Actually Paid to PEO(2)	SCT Total Compensation for Former PEO	Compensation Actually Paid to Former PEO	Average SCT Total Compensation for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Company TSR(4)	Peer Group TSR(4)	Net Income ($M)(5)	Adjusted EPS(6)
2023	$17,216,276	$44,177,396	n/a	n/a	$6,694,683	$15,584,264	$97.95	$141.75	$1,697	$6.77
2022	$10,764,258	$3,846,340	$300,006	-$4,371,814	$4,738,954	$1,390,884	$37.39	$116.17	($2,156)	($6.82)
2021	—	—	$15,812,027	$15,310,661	$11,154,402	$10,506,637	$58.17	$127.35	($5,261)	($19.19)
2020	—	—	$12,083,504	$-462,571	$5,360,290	$498,183	$56.50	$101.09	($5,798)	($18.31)
(1)	Reflects total compensation of our current CEO, Mr. Jason Liberty, as calculated in the Summary Compensation Table (SCT).
(2)
The dollar amounts shown in these columns reflect “compensation actually paid” to the NEOs calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to each officer’s total compensation for each year to determine CAP are shown in the table below. For Mr. Liberty, information is only included with respect to 2022 and 2023, the years in which he served as CEO.

	2023	2022		2021	2020
	Current PEO	Current PEO	Former PEO	Former PEO	Former PEO
Total Reported in 2023 Summary Compensation Table (SCT)	$17,216,276	$10,764,258	$300,006	$15,812,027	$12,083,504
Deduct Change in Pension Value and NQDC Earnings Reported in SCT	—	—	—	$(156,971)	$(154,879)
Add Pension Service Cost and Impact of Pension Plan Amendments	—	—	—	—	—
Deduct Value of Stock Awards Reported in SCT	$(11,500,037)	$(7,000,056)	$(200,006)	$(11,250,070)	$(11,171,146)
Add Year-End Fair Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$24,266,273	$4,336,000	—	$10,198,401	$7,624,579
Add Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	$13,323,495	$(4,049,875)	$(4,835,434)	$292,027	$(5,771,819)
Add Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested in Year	$871,390	—	$252,107	—	—
Add Fair Value of Awards Granted in Fiscal Year that Vested in the Same Fiscal Year	—	$(203,987)	$111,514	$415,247	$(3,072,810)
Deduct Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—	—	—	—
Total Adjustments	$26,961,121	$(6,917,918)	$(4,671,820)	$(501,366)	$(12,546,075)
Compensation Actually Paid for Fiscal Year	$44,177,396	$3,846,340	$(4,371,814)	$15,310,661	$(462,571)
	2023	2022	2021	2020
	Other NEOs	Other NEOs	Other NEOs	Other NEOs
Total Reported in 2023 Summary Compensation Table (SCT)	$6,694,683	$4,738,954	$11,154,402	$5,360,290
Deduct Change in Pension Value and NQDC Earnings Reported in SCT		—	$(80,359)	$(93,950)
Add Pension Service Cost and Impact of Pension Plan Amendments	—	—	—	—
Deduct Value of Stock Awards Reported in SCT	$(3,329,581)	$(2,662,507)	$(8,812,501)	$(3,093,676)
Add Year-End Fair Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$7,007,819	$1,649,220	$7,988,699	$2,160,278
Add Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	$4,686,454	$(2,150,970)	$96,223	$(2,576,592)
Add Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested in Year	$524,889	—	—	—
Add Fair Value of Awards Granted in Fiscal Year that Vested in the Same Fiscal Year	—	$(183,813)	$160,173	$(1,258,168)
Deduct Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—	—	—
Total Adjustments	$8,889,581	$(3,348,070)	$(647,765)	$(4,862,107)
Compensation Actually Paid for Fiscal Year	$15,584,264	$1,390,884	$10,506,637	$498,183
(3)
Reflects the average total compensation of our non-PEO NEOs, as calculated in the SCT for each of the years shown. Our non-PEO NEOs included in the table above are the following individuals: for 2023: Naftali Holtz, Michael Bayley, Lisa Lutoff-Perlo, Harri U. Kulovaara, and Laura Hodges Bethge; for 2022: Naftali Holtz, Michael Bayley, Lisa Lutoff-Perlo, and Harri U. Kulovaara; for 2021: Jason Liberty, Michael W. Bayley, Lisa Lutoff-Perlo and Harri U. Kulovaara; and for 2020: Jason Liberty, Michael W. Bayley, Lisa Lutoff-Perlo and Harri U. Kulovaara.

(4)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the Dow Jones U.S. Travel and Leisure Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Talent and Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 59.

(5)	Reflects after-tax net income (loss) attributable to shareholders prepared in accordance with GAAP for each of the years shown.
(6)
Adjusted Earnings (Loss) per Share is a non-GAAP financial measure that represents Adjusted Net Income (Loss) divided by weighted average shares outstanding or by diluted weighted average shares outstanding, as applicable. Adjusted Net Income (Loss) represents net income (loss) less net income attributable to noncontrolling interest, excluding certain items for which we believe adjusting for is meaningful when assessing our performance on a comparative basis. Refer to Annex A of this Proxy Statement.

Company Selected Measure Name	Adjusted Earnings (Loss) per Share
Named Executive Officers, Footnote
(1)	Reflects total compensation of our current CEO, Mr. Jason Liberty, as calculated in the Summary Compensation Table (SCT).
(3)
Reflects the average total compensation of our non-PEO NEOs, as calculated in the SCT for each of the years shown. Our non-PEO NEOs included in the table above are the following individuals: for 2023: Naftali Holtz, Michael Bayley, Lisa Lutoff-Perlo, Harri U. Kulovaara, and Laura Hodges Bethge; for 2022: Naftali Holtz, Michael Bayley, Lisa Lutoff-Perlo, and Harri U. Kulovaara; for 2021: Jason Liberty, Michael W. Bayley, Lisa Lutoff-Perlo and Harri U. Kulovaara; and for 2020: Jason Liberty, Michael W. Bayley, Lisa Lutoff-Perlo and Harri U. Kulovaara.

Peer Group Issuers, Footnote
(4)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the Dow Jones U.S. Travel and Leisure Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate peer group used by the Talent and Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 59.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts shown in these columns reflect “compensation actually paid” to the NEOs calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to each officer’s total compensation for each year to determine CAP are shown in the table below. For Mr. Liberty, information is only included with respect to 2022 and 2023, the years in which he served as CEO.

	2023	2022		2021	2020
	Current PEO	Current PEO	Former PEO	Former PEO	Former PEO
Total Reported in 2023 Summary Compensation Table (SCT)	$17,216,276	$10,764,258	$300,006	$15,812,027	$12,083,504
Deduct Change in Pension Value and NQDC Earnings Reported in SCT	—	—	—	$(156,971)	$(154,879)
Add Pension Service Cost and Impact of Pension Plan Amendments	—	—	—	—	—
Deduct Value of Stock Awards Reported in SCT	$(11,500,037)	$(7,000,056)	$(200,006)	$(11,250,070)	$(11,171,146)
Add Year-End Fair Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$24,266,273	$4,336,000	—	$10,198,401	$7,624,579
Add Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	$13,323,495	$(4,049,875)	$(4,835,434)	$292,027	$(5,771,819)
Add Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested in Year	$871,390	—	$252,107	—	—
Add Fair Value of Awards Granted in Fiscal Year that Vested in the Same Fiscal Year	—	$(203,987)	$111,514	$415,247	$(3,072,810)
Deduct Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—	—	—	—
Total Adjustments	$26,961,121	$(6,917,918)	$(4,671,820)	$(501,366)	$(12,546,075)
Compensation Actually Paid for Fiscal Year	$44,177,396	$3,846,340	$(4,371,814)	$15,310,661	$(462,571)

Non-PEO NEO Average Total Compensation Amount	$ 6,694,683	$ 4,738,954		$ 11,154,402	$ 5,360,290
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,584,264	1,390,884		10,506,637	498,183
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts shown in these columns reflect “compensation actually paid” to the NEOs calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to each officer’s total compensation for each year to determine CAP are shown in the table below. For Mr. Liberty, information is only included with respect to 2022 and 2023, the years in which he served as CEO.

	2023	2022	2021	2020
	Other NEOs	Other NEOs	Other NEOs	Other NEOs
Total Reported in 2023 Summary Compensation Table (SCT)	$6,694,683	$4,738,954	$11,154,402	$5,360,290
Deduct Change in Pension Value and NQDC Earnings Reported in SCT		—	$(80,359)	$(93,950)
Add Pension Service Cost and Impact of Pension Plan Amendments	—	—	—	—
Deduct Value of Stock Awards Reported in SCT	$(3,329,581)	$(2,662,507)	$(8,812,501)	$(3,093,676)
Add Year-End Fair Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$7,007,819	$1,649,220	$7,988,699	$2,160,278
Add Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	$4,686,454	$(2,150,970)	$96,223	$(2,576,592)
Add Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested in Year	$524,889	—	—	—
Add Fair Value of Awards Granted in Fiscal Year that Vested in the Same Fiscal Year	—	$(183,813)	$160,173	$(1,258,168)
Deduct Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—	—	—
Total Adjustments	$8,889,581	$(3,348,070)	$(647,765)	$(4,862,107)
Compensation Actually Paid for Fiscal Year	$15,584,264	$1,390,884	$10,506,637	$498,183

Compensation Actually Paid vs. Total Shareholder Return
Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
The below graphical illustrations demonstrate the relationship between compensation actually paid to the NEOs over the last three fiscal years as compared to TSR, Net Income, and Adjusted EPS over the last four fiscal years. Generally, compensation actually paid (for both the PEO(s) and NEOs) since fiscal 2020 has increased or decreased as each of TSR, Net Income, and Adjusted EPS has increased or decreased, respectively. However, the compensation in fiscal 2021 for the PEOs does not align with that trend as Mr. Liberty, Mr. Bayley, and Ms. Lutoff-Perlo received special retention equity grants. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions (shown graphically) of the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid vs. Net Income
Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
The below graphical illustrations demonstrate the relationship between compensation actually paid to the NEOs over the last three fiscal years as compared to TSR, Net Income, and Adjusted EPS over the last four fiscal years. Generally, compensation actually paid (for both the PEO(s) and NEOs) since fiscal 2020 has increased or decreased as each of TSR, Net Income, and Adjusted EPS has increased or decreased, respectively. However, the compensation in fiscal 2021 for the PEOs does not align with that trend as Mr. Liberty, Mr. Bayley, and Ms. Lutoff-Perlo received special retention equity grants. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions (shown graphically) of the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid vs. Company Selected Measure
Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
The below graphical illustrations demonstrate the relationship between compensation actually paid to the NEOs over the last three fiscal years as compared to TSR, Net Income, and Adjusted EPS over the last four fiscal years. Generally, compensation actually paid (for both the PEO(s) and NEOs) since fiscal 2020 has increased or decreased as each of TSR, Net Income, and Adjusted EPS has increased or decreased, respectively. However, the compensation in fiscal 2021 for the PEOs does not align with that trend as Mr. Liberty, Mr. Bayley, and Ms. Lutoff-Perlo received special retention equity grants. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions (shown graphically) of the relationships between information presented in the Pay versus Performance table.

Total Shareholder Return Vs Peer Group
Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
The below graphical illustrations demonstrate the relationship between compensation actually paid to the NEOs over the last three fiscal years as compared to TSR, Net Income, and Adjusted EPS over the last four fiscal years. Generally, compensation actually paid (for both the PEO(s) and NEOs) since fiscal 2020 has increased or decreased as each of TSR, Net Income, and Adjusted EPS has increased or decreased, respectively. However, the compensation in fiscal 2021 for the PEOs does not align with that trend as Mr. Liberty, Mr. Bayley, and Ms. Lutoff-Perlo received special retention equity grants. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions (shown graphically) of the relationships between information presented in the Pay versus Performance table.

Tabular List, Table
Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2023 to Company Performance
As required, we disclose below the most important measures (unranked) used by the Company to link compensation actually paid to our NEOs for 2023 to Company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 42.
Adjusted EPS
ROIC
Adjusted EBITDA per APCD
Leverage (Net Debt/Adjusted EBITDA)

Total Shareholder Return Amount	$ 97.95	37.39		58.17	56.5
Peer Group Total Shareholder Return Amount	141.75	116.17		127.35	101.09
Net Income (Loss)	$ 1,697,000,000	$ (2,156,000,000)		$ (5,261,000,000)	$ (5,798,000,000)
Company Selected Measure Amount | $ / shares	6.77	(6.82)		(19.19)	(18.31)
PEO Name	Mr. Jason Liberty		Mr. Jason Liberty
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(6)
Adjusted Earnings (Loss) per Share is a non-GAAP financial measure that represents Adjusted Net Income (Loss) divided by weighted average shares outstanding or by diluted weighted average shares outstanding, as applicable. Adjusted Net Income (Loss) represents net income (loss) less net income attributable to noncontrolling interest, excluding certain items for which we believe adjusting for is meaningful when assessing our performance on a comparative basis. Refer to Annex A of this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA per APCD
Measure:: 4
Pay vs Performance Disclosure
Name	Leverage (Net Debt/Adjusted EBITDA)
Mr. Jason Liberty [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 17,216,276	$ 10,764,258		$ 0	$ 0
PEO Actually Paid Compensation Amount	44,177,396	3,846,340		0	0
Mr. Richard Fain [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		300,006		15,812,027	12,083,504
PEO Actually Paid Compensation Amount		(4,371,814)		15,310,661	(462,571)
PEO | Mr. Jason Liberty [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,961,121	(6,917,918)
PEO | Mr. Jason Liberty [Member] | Change in Pension Value and NQDC Earnings Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Jason Liberty [Member] | Pension Service Cost and Impact of Pension Plan Amendments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Jason Liberty [Member] | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,500,037)	(7,000,056)
PEO | Mr. Jason Liberty [Member] | Year-End Fair Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,266,273	4,336,000
PEO | Mr. Jason Liberty [Member] | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,323,495	(4,049,875)
PEO | Mr. Jason Liberty [Member] | Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	871,390	0
PEO | Mr. Jason Liberty [Member] | Fair Value of Awards Granted in Fiscal Year that Vested in the Same Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(203,987)
PEO | Mr. Jason Liberty [Member] | Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Richard Fain [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,671,820)		(501,366)	(12,546,075)
PEO | Mr. Richard Fain [Member] | Change in Pension Value and NQDC Earnings Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		(156,971)	(154,879)
PEO | Mr. Richard Fain [Member] | Pension Service Cost and Impact of Pension Plan Amendments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0
PEO | Mr. Richard Fain [Member] | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(200,006)		(11,250,070)	(11,171,146)
PEO | Mr. Richard Fain [Member] | Year-End Fair Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		10,198,401	7,624,579
PEO | Mr. Richard Fain [Member] | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,835,434)		292,027	(5,771,819)
PEO | Mr. Richard Fain [Member] | Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		252,107		0	0
PEO | Mr. Richard Fain [Member] | Fair Value of Awards Granted in Fiscal Year that Vested in the Same Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		111,514		415,247	(3,072,810)
PEO | Mr. Richard Fain [Member] | Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,889,581	(3,348,070)		(647,765)	(4,862,107)
Non-PEO NEO | Change in Pension Value and NQDC Earnings Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		(80,359)	(93,950)
Non-PEO NEO | Pension Service Cost and Impact of Pension Plan Amendments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0	0
Non-PEO NEO | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,329,581)	(2,662,507)		(8,812,501)	(3,093,676)
Non-PEO NEO | Year-End Fair Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,007,819	1,649,220		7,988,699	2,160,278
Non-PEO NEO | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,686,454	(2,150,970)		96,223	(2,576,592)
Non-PEO NEO | Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	524,889	0		0	0
Non-PEO NEO | Fair Value of Awards Granted in Fiscal Year that Vested in the Same Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(183,813)		160,173	(1,258,168)
Non-PEO NEO | Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0		$ 0	$ 0